THE HARTFORD MUTUAL FUNDS
CLASS A, B AND C SHARES                              PROSPECTUS SUPPLEMENT DATED OCTOBER 1, 2001

THE HARTFORD DOMESTIC EQUITY FUNDS                   THE HARTFORD GLOBAL/INTERNATIONAL FUNDS
  The Hartford Small Company Fund                    The Hartford International Small Company Fund
                                                     The Hartford International Capital Appreciation
  The Hartford Capital Appreciation Fund             Fund
  The Hartford MidCap Fund                           The Hartford International Opportunities Fund
  The Hartford MidCap Value Fund                     The Hartford Global Leaders Fund
  The Hartford Stock Fund
  The Hartford Value Fund                            THE HARTFORD INCOME FUNDS
  The Hartford Growth and Income Fund                The Hartford High Yield Fund
  The Hartford Dividend and Growth Fund              The Hartford Bond Income Strategy Fund
  The Hartford Advisers Fund                         The Hartford Money Market Fund

THE HARTFORD FOCUS FUND                              THE HARTFORD RESEARCH FUNDS
                                                     The Hartford Global Communications Fund
                                                     The Hartford Global Financial Services Fund
                                                     The Hartford Global Health Fund
                                                     The Hartford Global Technology Fund

This supplement updates the following prospectuses and replaces the supplement to the Domestic Equity Funds, Focus Fund and Global/International Fund prospectuses dated July 1, 2001:

     - The Hartford Domestic Equity Funds Prospectus, dated April 30, 2001

     - The Hartford Focus Fund Prospectus, dated April 2, 2001

     - The Hartford Global/International Funds Prospectus, dated April 30, 2001

     - The Hartford Income Funds Prospectus, dated April 30, 2001

     - The Hartford Research Funds Prospectus, dated April 30, 2001

Please read the information below carefully. You should attach this supplement to the appropriate prospectus.
--------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

EFFECTIVE OCTOBER 15, 2001, THE FUND'S TRANSFER AGENT IS HARTFORD ADMINISTRATIVE SERVICES COMPANY IN MINNESOTA. THE FUND'S TOLL-FREE TELEPHONE NUMBER REMAINS THE SAME. THE FOLLOWING ADDRESSES SHOULD BE USED BEGINNING ON OCTOBER 15, 2001:

SUBSEQUENT PAYMENTS:            GENERAL MAIL:                   OVERNIGHT DELIVERY:
The Hartford Mutual Funds       The Hartford Mutual Funds       The Hartford Mutual Funds
P.O. Box 9140                   P.O. Box 64387                  500 Bielenberg Drive
Minneapolis, MN 55480-9140      St. Paul, MN 55164-0387         Woodbury, MN 55125

--------------------------------------------------------------------------------

                              WIRING INSTRUCTIONS

THE FOLLOWING REPLACES THE WIRING INFORMATION UNDER THE HEADING "BUYING SHARES" IN BOTH THE "OPENING AN ACCOUNT" AND "ADDING TO AN ACCOUNT" SECTIONS:

U.S. Bank National Association
ABA #091000022, credit account no: 1-702-2514-1341
The Hartford Mutual Funds Purchase Account
For further credit to: (your name)
Hartford Mutual Funds Account Number: (your account number)
--------------------------------------------------------------------------------

                         DIVIDEND AND ACCOUNT POLICIES

THE FOLLOWING NEW PARAGRAPH IS ADDED TO THE SECTION ENTITLED "DIVIDENDS AND DISTRIBUTIONS":

If you currently elect to receive monthly/quarterly dividends in cash, beginning October 15, 2001, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the same fund. If you would like to continue receiving cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer at 1-888-843-7824.
--------------------------------------------------------------------------------

      CHANGES IN THE INVESTMENT STRATEGY OF THE HARTFORD MIDCAP VALUE FUND

THE FOLLOWING REPLACES THE INFORMATION IN THE FIRST PARAGRAPH UNDER THE HEADING "INVESTMENT STRATEGY" ON PAGE 11 OF THE HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in mid capitalization companies. Mid capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $500 million but not exceeding the largest market capitalization of the Russell Mid-Cap Index Range. The fund may invest up to 20% of its total assets in securities of foreign issuers.
--------------------------------------------------------------------------------

                       CHANGES IN FUND PORTFOLIO MANAGERS

THE FOLLOWING INFORMATION REPLACES THE DESCRIPTIONS LISTED UNDER "PORTFOLIO MANAGERS OF THE FUNDS" IN THE HARTFORD DOMESTIC EQUITY FUNDS' PROSPECTUS FOR THE APPLICABLE FUND:

MIDCAP VALUE FUND

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy. Mr. Mordy is Senior Vice President of Wellington Management and has led the team since April, 2001. He joined Wellington Management in 1985 and has been an investment professional since that time.

STOCK FUND

The fund is managed by Rand L. Alexander with Maya K. Bittar as Associate Portfolio Manager.

Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the fund since its inception in 1996. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

Ms. Bittar is Vice President of Wellington Management and has been Associate Portfolio Manager of the fund since July, 2001. She joined Wellington Management in 1998 and has been an investment professional since 1986. Previously she was employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and by Firstar Corporation from 1986-1988.

DIVIDEND AND GROWTH FUND

The fund is managed by Edward P. Bousa. Mr. Bousa is Vice President of Wellington Management and has served as portfolio manager of the fund since July, 2001. Mr. Bousa joined Wellington Management in 2000 and has been an investment professional since 1980. Previously Mr. Bousa was employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982.

THE FOLLOWING INFORMATION REPLACES THE DESCRIPTION LISTED UNDER "PORTFOLIO MANAGER" IN THE HARTFORD FOCUS FUND PROSPECTUS:

FOCUS FUND

The fund is managed by Rand L. Alexander with Maya K. Bittar as Associate Portfolio Manager.

Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the fund since its inception in April, 2001. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

Ms. Bittar is Vice President of Wellington Management and has been Associate Portfolio Manager of the fund since July, 2001. She joined Wellington Management in 1998 and has been an investment professional since 1986. Previously she was employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and by Firstar Corporation from 1986-1988.

THE FOLLOWING INFORMATION REPLACES THE DESCRIPTIONS LISTED UNDER "PORTFOLIO MANAGERS OF THE FUNDS" IN THE HARTFORD GLOBAL/INTERNATIONAL FUNDS' PROSPECTUS FOR THE APPLICABLE FUND:

GLOBAL LEADERS FUND

Andrew S. Offit, Senior Vice President of Wellington Management has served as portfolio manager or co-portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management in 1997 and has been an investment professional since 1987.

THE HARTFORD MUTUAL FUNDS
CLASS Y SHARES                                         PROSPECTUS SUPPLEMENT DATED OCTOBER 1, 2001

The Hartford Global Communications Fund                The Hartford Dividend and Growth Fund
The Hartford Global Financial Services Fund            The Hartford Advisers Fund
The Hartford Global Health Fund                        The Hartford International Small Company Fund
                                                       The Hartford International Capital Appreciation
The Hartford Global Technology Fund                    Fund
The Hartford Focus Fund                                The Hartford International Opportunities Fund
The Hartford Small Company Fund                        The Hartford Global Leaders Fund
The Hartford Capital Appreciation Fund                 The Hartford High Yield Fund
The Hartford MidCap Fund                               The Hartford Bond Income Strategy Fund
The Hartford MidCap Value Fund                         The Hartford Money Market Fund
The Hartford Stock Fund
The Hartford Value Fund
The Hartford Growth and Income Fund

This supplement updates the prospectus dated April 30, 2001 and replaces the supplement dated July 1, 2001:

Please read the information below carefully. You should attach this supplement to the appropriate prospectus.
--------------------------------------------------------------------------------

                            SHAREHOLDER INFORMATION

EFFECTIVE OCTOBER 15, 2001, THE FUND'S TRANSFER AGENT IS HARTFORD ADMINISTRATIVE SERVICES COMPANY IN MINNESOTA. THE FUND'S TOLL-FREE TELEPHONE NUMBER REMAINS THE SAME. THE FOLLOWING ADDRESSES SHOULD BE USED BEGINNING ON OCTOBER 15, 2001:

SUBSEQUENT PAYMENTS:            GENERAL MAIL:                   OVERNIGHT DELIVERY:
The Hartford Mutual Funds       The Hartford Mutual Funds       The Hartford Mutual Funds
P.O. Box 9140                   P.O. Box 64387                  500 Bielenberg Drive
Minneapolis, MN 55480-9140      St. Paul, MN 55164-0387         Woodbury, MN 55125

--------------------------------------------------------------------------------

                              WIRING INSTRUCTIONS

THE FOLLOWING REPLACES THE WIRING INFORMATION UNDER THE HEADING "BUYING SHARES" IN BOTH THE "OPENING AN ACCOUNT" AND "ADDING TO AN ACCOUNT" SECTIONS:

U.S. Bank National Association
ABA #091000022, credit account no: 1-702-2514-1341
The Hartford Mutual Funds Purchase Account
For further credit to: (your name)
Hartford Mutual Funds Account Number: (your account number)
--------------------------------------------------------------------------------

      CHANGES IN THE INVESTMENT STRATEGY OF THE HARTFORD MIDCAP VALUE FUND

THE FOLLOWING REPLACES THE INFORMATION IN THE FIRST PARAGRAPH UNDER THE HEADING "INVESTMENT STRATEGY" ON PAGE 11 OF THE HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in mid capitalization companies. Mid capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $500 million but not exceeding the largest market capitalization of the Russell Mid-Cap Index Range. The fund may invest up to 20% of its total assets in securities of foreign issuers.
--------------------------------------------------------------------------------

                       CHANGES IN FUND PORTFOLIO MANAGERS

THE FOLLOWING INFORMATION REPLACES THE DESCRIPTIONS LISTED UNDER "PORTFOLIO MANAGERS OF THE FUNDS" IN PROSPECTUS FOR THE APPLICABLE FUND:

MIDCAP VALUE FUND

The fund is managed by Wellington Management using a team of analysts that specialize in value oriented investing led by James N. Mordy. Mr. Mordy is Senior Vice President of Wellington Management and has led the team since April, 2001. He joined Wellington Management in 1985 and has been an investment professional since that time.

FOCUS FUND AND STOCK FUND

The funds are managed by Rand L. Alexander with Maya K. Bittar as Associate Portfolio Manager.

Mr. Alexander is Senior Vice President of Wellington Management and has served as portfolio manager of the Focus Fund since its inception in April, 2001 and the Stock Fund since 1996. Mr. Alexander joined Wellington Management in 1990 and has been an investment professional since 1976.

Ms. Bittar is Vice President of Wellington Management and has been Associate Portfolio Manager of the funds since July, 2001. She joined Wellington Management in 1998 and has been an investment professional since 1986. Previously she was employed by Firstar Investment Research and Management Company from 1993-1998, McMahan Securities Company, L.P. from 1992-1993 and by Firstar Corporation from 1986-1988.

DIVIDEND AND GROWTH FUND

The fund is managed by Edward P. Bousa. Mr. Bousa is Vice President of Wellington Management and has served as portfolio manager of the fund since July, 2001. Mr. Bousa joined Wellington Management in 2000 and has been an investment professional since 1980. Previously Mr. Bousa was employed by Putnam Investments from 1992-2000, Fidelity Management Trust Company from 1984-1992, and Louis Dreyfus Corporation from 1980-1982.

GLOBAL LEADERS FUND

Andrew S. Offit, Senior Vice President of Wellington Management has served as portfolio manager or co-portfolio manager of the fund since its inception in 1998. Mr. Offit joined Wellington Management in 1997 and has been an investment professional since 1987.